Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Other Non-current Assets
Advances for vessels additions		$ 18,800
Advances for vessels acquisition		2,507
Other assets	$ 24,969	29,577
Total	56,971	82,339
ZIM notes
Other Non-current Assets
Available for sale securities	21,567	20,078
HMM notes
Other Non-current Assets
Available for sale securities	10,360	$ 11,377
Equity participation | ZIM
Other Non-current Assets
Equity participation ZIM	$ 75